Average Annual Total Returns - Macquarie Multi-Asset Income Fund	MSCI ACWI (All Country World Index) (gross) 1 year	MSCI ACWI (All Country World Index) (gross) 5 years	MSCI ACWI (All Country World Index) (gross) Lifetime	MSCI ACWI (All Country World Index) (gross) Inception Date	MSCI ACWI (All Country World Index) (net) 1 year	MSCI ACWI (All Country World Index) (net) 5 years	MSCI ACWI (All Country World Index) (net) Lifetime	MSCI ACWI (All Country World Index) (net) Inception Date	Bloomberg US Aggregate Bond Index 1 year	Bloomberg US Aggregate Bond Index 5 years	Bloomberg US Aggregate Bond Index Lifetime	Bloomberg US Aggregate Bond Index Inception Date	50% MSCI ACWI (All Country World Index) (net) + 50% ICE BofA US High Yield Index 1 year	50% MSCI ACWI (All Country World Index) (net) + 50% ICE BofA US High Yield Index 5 years	50% MSCI ACWI (All Country World Index) (net) + 50% ICE BofA US High Yield Index Lifetime	50% MSCI ACWI (All Country World Index) (net) + 50% ICE BofA US High Yield Index Inception Date	ICE BofA US High Yield Index 1 year	ICE BofA US High Yield Index 5 years	ICE BofA US High Yield Index Lifetime	ICE BofA US High Yield Index Inception Date	Class A 1 year	Class A 5 years	Class A Lifetime	Class A Inception Date	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions Lifetime	Class A After Taxes on Distributions Inception Date	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales Lifetime	Class A After Taxes on Distributions and Sales Inception Date	Class C 1 year	Class C 5 years	Class C Lifetime	Class C Inception Date	Class I 1 year	Class I 5 years	Class I Lifetime	Class I Inception Date	Class R6 1 year	Class R6 5 years	Class R6 Lifetime	Class R6 Inception Date	Class Y 1 year	Class Y 5 years	Class Y Lifetime	Class Y Inception Date
Total	18.02%	10.58%	11.39%	Oct. 01, 2015	17.49%	10.06%	10.83%	Oct. 01, 2015	1.25%	(0.33%)	1.35%	Oct. 01, 2015	12.82%	7.16%	8.41%	Oct. 01, 2015	8.20%	4.04%	5.82%	Oct. 01, 2015	(4.35%)	1.28%	3.64%	Oct. 01, 2015	(5.80%)	(0.48%)	1.91%	Oct. 01, 2015	(2.37%)	0.40%	2.23%	Oct. 01, 2015	(0.35%)	1.68%	3.63%	Oct. 01, 2015	1.68%	2.86%	4.67%	Oct. 01, 2015	1.79%	2.88%	4.73%	Oct. 01, 2015	1.46%	2.52%	4.34%	Oct. 01, 2015